Supplement dated July 8, 2020
to the Prospectus of Ameriprise Certificates
(April 22, 2020) S-6000 AT (4/20)
This Supplement supersedes the Supplement dated May 13, 2020.
For Ameriprise Stock Market Certificate: Effective for sales on or after July 8, 2020, with the first term beginning on or after July 15, 2020, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 0.10% to 1.10% for the 1 year term, 1.00% to 2.00% for the 2 year term and 2.30% to 3.30% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 0.00% to 1.00% for the 1 year term, within the range of 0.00% to 1.00% for the 2 year term and within the range of 0.20% to 1.20% for the 3 year term.
The rest of the information on page 3 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after May 13, 2020, information about interest rate ranges for new purchases found on page 11 of the Prospectus has been revised to read as follows:
Investment Amount	Rate For New Purchases
From $50 to $9,999.99	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate published for 3-month CDs is 0.22%, our rate in effect for the following week for investment amounts of $10,000 to $24,999.99 would be between 0.12% and 1.12%.
The rest of the information on page 11 remains unchanged.
For Ameriprise Cash Reserve Certificate: Effective for sales on or after May 13, 2020, information about promotional rates found on page 12 of the Prospectus has been revised to read as follows:
Investment Amount	Promotion Rate
From $50 to $9,999.99	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
From $10,000 to $24,999.99	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
$25,000 and above	Within a range from 15 basis points (0.15%) above to 115 basis points (1.15%) above the rate published for the Non-Jumbo Deposits National Rate published for 3-month CDs
The rest of the information on page 12 remains unchanged.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after July 8, 2020, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
 S-6000-44 A (7/20)

For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 10 basis points (0.10%) below to 90 basis points (0.90%) above the Non-Jumbo Deposits National Rate published for 3-month CDs.
6 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
9 months	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
12 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
18 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
24 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
30 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
36 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
For example, if the average rate most recently published for the Non-Jumbo Deposits National Rate for 12-month CDs is 0.25%, our rate in effect for the following week for investment amounts less than $100,000 would be between 0.00% and 1.00% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 15 basis points (0.15%) below to 85 basis points (0.85%) above the Non-Jumbo Deposits National Rate published for 6-month CDs.
11 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
 S-6000-44 A (7/20)

13 months*	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
19 months	Within a range from 25 basis points (0.25%) below to 75 basis points (0.75%) above the Non-Jumbo Deposits National Rate published for 12-month CDs.
25 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
31 months	Within a range from 35 basis points (0.35%) below to 65 basis points (0.65%) above the Non-Jumbo Deposits National Rate published for 24-month CDs.
37 months	Within a range from 40 basis points (0.40%) below to 60 basis points (0.60%) above the Non-Jumbo Deposits National Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
Shareholders should retain this Supplement for future reference.
 S-6000-44 A (7/20)